Investment Objectives and Goals - Leverage Shares 100% TSLA and 100% SPCX Daily ETF	Jul. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 100% TSLA and 100% SPCX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks daily investment results, before fees and expenses, that correspond to approximately 100% of the daily percentage change in the price of the common stock of TSLA and approximately 100% of the daily percentage change in the price of the common stock of SPCX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.